Annual Notice of Securities Sold Pursuant to Rule 24F-2

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.  Name and address of issuer:
          United Companies Separate Account One
          8545 United Plaza Boulevard
          Baton Rouge, LA 70809-2251

2.  Name of each series or class of funds for which this notice is filed:

          United Companies Separate Account One

3.  Investment Company Act File Number:
          811-9026

    Securities Act File Number:
          33-91362
          33-95778


4.  Last day of fiscal year for which this notice is filed:
                    December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the insurer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:                                                              [ ]

6.    Date  of  termination of issuer's declaration under rule 24f-2(a)(1), if
applicable (see Instruction A.6):        Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
fiscal year:                             NONE

8.    Number  and amount of securities registered during the fiscal year other
than pursuant to rule 24f-2:             NONE

9.  Number and aggregate sale price of securities sold during the fiscal year:
                     Number = 20,925     Amount = $209,570

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                     Number = 20,925     Amount = $209,570

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7):                        NONE

12.    Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

             SA premiums                                    $ 209,570
                                                           ------------------

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

             Fund Manager Statements                        +       0
                                                           ------------------

        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

              Fund Manager Statements (M&E redempt ledger)  -        0
                                                           ------------------





        (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                            +       0
                                                           ------------------

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus line (ii), less line
(iii), plus line (iv](if applicable):

                                                            $ 209,570
                                                           ------------------

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                          1/2900                            x .00034483
                                                           ------------------

        (vii)  Fee due [line (I) or line (v) multiplied by line (vi)]:
                                                            $      73
                                                           ------------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).
                                                                          [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                              February 21, 1996 and February 28, 1996



                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.(Signature and Title)*

/s/ DONALD M. WOODARD
    ------------------------------
    Donald M. Woodard
    Senior Vice President & Controller

Date:     February 16, 1996
       -----------------------

* Please print the name and title of the signing officer below the signature.